Consolidated statements of financial position (CAD)	Jun. 30, 2012	Jun. 30, 2011	Jul. 01, 2010
Current assets
Cash and cash equivalents	1,546,363	8,401,429	4,560,493
Trade and other receivables	1,417,756	1,078,794	355,471
Prepaid expenses	279,229	127,508	130,953
Total current assets	3,243,348	9,607,731	5,046,917
Equipment	598,354	549,084	497,960
Mineral interests	58,966,941	48,839,128	42,647,361
Total assets	62,808,643	58,995,943	48,192,238
Current liabilities
Trade and other payables	822,827	1,915,016	541,627
Total current liabilities	822,827	1,915,016	541,627
Shareholders' equity
Share capital	82,235,232	74,543,371	63,556,255
Share option reserve	5,072,985	4,292,758	3,630,073
Warrant reserve	1,270,474	1,271,032	523,106
Deficit	(26,592,875)	(23,026,234)	(20,058,823)
Total equity	61,985,816	57,080,927	47,650,611
Total liabilities and equity	62,808,643	58,995,943	48,192,238